Northern Lights Fund Trust III

Absolute Capital Asset Allocator Fund

Absolute Capital Defender Fund

Incorporated herein by reference is the definitive version of the Prospectus for the Absolute Capital Asset Allocator Fund and the Absolute Capital Defender Fund, filed pursuant to Rule 497(c) under the Securities Act of 1933, as amended, on February 9, 2018, (SEC Accession 0001580642-18-000802).